[Artwork Appears Here]

Calamos(R) Family of Funds

SEMI-ANNUAL REPORT
September 30, 1998
(Unaudited)



Convertible Fund
Growth and Income Fund
Strategic Income Fund           [Logo]
Growth Fund
Global Growth and Income Fund

Calamos Family of Funds(R)


Standardized performance as of 9/30/98

                                            Total Return/1/                      Average Annual Total Return/2/
                                          ----------------------------------------------------------------------------------
                                                1 Year            5 Years              10 Years            Since Inception
                                          ----------------------------------------------------------------------------------
                                                      Load                Load                  Load                  Load
                                                    Adjusted            Adjusted              Adjusted              Adjusted
Convertible Fund
  A Shares                                  1.00%    -3.77%   11.76%     10.68%     12.69%     12.14%     11.29%     10.89%
    Inception: 6/21/85
  C Shares                                  0.53%       NA       NA         NA         NA         NA      12.93%        NA
    Inception: 7/5/96
  I Shares                                  1.56%       NA       NA         NA         NA         NA       6.19%        NA
    Inception: 6/25/97

Growth and Income Fund
  A Shares                                  3.44%    -1.48%   12.86%     11.77%     14.11%     13.55%     14.07%     13.52%
    Inception: 9/22/88
  C Shares                                  3.05%       NA       NA         NA         NA         NA      16.53%        NA
    Inception: 8/5/96
  I Shares                                  4.09%       NA       NA         NA         NA         NA       4.97%        NA
    Inception: 9/18/97

Strategic Income Fund
  A Shares                                  4.75%    -0.25%    6.62%      5.59%        NA         NA       8.92%      8.26%
    Inception: 9/4/90

Growth Fund
  A Shares                                -12.92%   -17.06%   15.36%     14.24%        NA         NA      15.36%     14.67%
    Inception: 9/4/90
  C Shares                                -13.41%       NA       NA         NA         NA         NA      15.15%        NA
    Inception: 9/3/96
  I Shares                                -12.61%       NA       NA         NA         NA         NA     -10.98%        NA
    Inception: 9/18/97

Global Growth and
  Income Fund
  A Shares                                 -0.23%    -4.95%      NA         NA         NA         NA      12.92%     10.27%
    Inception: 9/9/96
  C Shares                                 -0.72%       NA       NA         NA         NA         NA      12.66%        NA
    Inception: 9/24/96
  I Shares                                  0.30        NA       NA         NA         NA         NA       1.39%        NA
    Inception: 9/18/97

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment in the Calamos(R) Family of Funds shares will fluctuate so that when an investor's shares are redeemed, they may be worth more or less than the original cost. For more complete information, including management fees and expenses, please call 800-823-7386 to obtain a prospectus. Read the prospectus carefully before you invest or send money. The Calamos(R) Family of Funds are distributed by Calamos(R) Financial Services, Inc.

These performance numbers in the shaded area are adjusted for the 4.75% sales charge for class A shares.

/1/This is total return for the period; it measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gain distributions.

/2/This is average annual total return; it measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions.

Calamos  Convertible Fund

Schedule of Investments September 30, 1998 (Unaudited)

Principal
Amount                                                         Value
-----------------------------------------------------------------------
   Convertible Bonds (53.3%)
               Basic Industries (0.5%)
 $    760,000  Mail-Well, Inc.                             $    573,800

               Capital Goods - Industrial (0.9%)
    1,300,000  Thermo Instrument Systems, Inc.                1,040,000
               4.000%, 01/15/2005

               Capital Goods - Technology (9.3%)
    2,100,000  Affiliated Computer Services                   1,999,515
               Corporation (b)
               4.000%, 03/15/05

    1,600,000  Bell Atlantic Corporation (Tel_Nz) (b)         1,626,704
               5.750%, 04/01/03

    1,200,000  Bell Atlantic Corporation                      1,167,000
               (Cable&Wireless) (b)
               4.250%, 09/15/05

    1,075,000  Converse Technology Corporation (b)              919,125
               4.500%, 07/01/05

    3,800,000  Hewlett-Packard Corporation (c)                2,023,500
               0.000%, 10/14/17

      575,000  Kellstrom Industries, Inc.                       427,121
               5.500%, 06/15/2003

    2,400,000  Networks Associates, Inc. (b)                    948,288
               0.000%, 02/13/2018

    1,065,000  Quadramed Corporation (b)                        892,097
               5.250%, 05/01/2005

    1,175,000  Systems & Computer Technology                    913,563
               Corporation
               5.000%, 10/15/2004
                                                            -----------
                                                             10,916,913

               Consumer Cyclicals (11.4%)
    2,500,000  Deutsche Lufthansa (b)                         1,682,767
          DEM  2.125%, 12/03/2002

    2,005,000  Hilton Hotels Corporation                      1,762,736
               5.000%, 05/15/2006

    2,100,000  The Interpublic Group of Companies,            1,881,159
               Inc. (b)
               1.800%, 09/16/2004

    3,175,000  Marriott International, Inc. (c)               1,956,117
               0.000%, 03/25/2011

    1,025,000  Marriott International, Inc. (c)                 631,502
               0.000%, 03/25/2011 Euro

    1,200,000  Michaels Stores, Inc.                          1,102,212
               6.750%, 01/15/2003

    2,310,000  Office Depot, Inc. (c)                         1,458,188
               0.000%, 11/01/2008

    1,715,000  Office Depot, Inc. (c)                         1,184,653
               0.000%, 12/11/2007

      500,000  Omnicom Group, Inc.                              570,625
               2.250%, 01/06/2013

      950,000  Omnicom Group, Inc. (b)                        1,084,188
               2.250%, 01/06/2013
                                                            -----------
                                                             13,314,147

               Consumer Growth Staples (15.8%)
    1,790,000  Athena Neurosciences (Elan) (b)                2,173,731
               4.750%, 11/15/2004

    3,300,000  Clear Channel Communications, Inc.             3,325,740
               2.625%, 04/01/2003

    1,100,000  Costco Companies, Inc.                           689,403
                0.000%, 08/19/2017

    2,300,000  Costco Companies, Inc. (b)                     1,441,479
               0.000%, 08/19/2017

    2,160,000  Genzyme Corporation (b)                        2,374,661
               5.250%, 06/01/2005

    1,700,000  Healthsouth Corporation                        1,300,500
               3.250%, 04/01/2003

    1,900,000  Rite Aid Corporation (b)                       2,287,714
               5.250%, 09/15/2002

      760,000  Rite Aid Corporation                             915,086
               5.250%, 09/15/2002

    3,200,000  Roche Holdings Company (b) (c)                 1,660,000
               0.000%, 05/06/2012

    5,400,000  Times Mirror Company (c)                       2,403,000
               0.000%, 04/15/2017
                                                            -----------
                                                             18,571,314

               Consumer Staples (5.3%)
    2,650,000  Nestle Holdings, Inc.                          3,534,438
               3.000%, 06/17/2002 Euro

    7,805,000  Whole Foods Market, Inc.                       2,692,725
               0.000%, 03/02/2018
                                                            -----------
                                                              6,227,163

               Credit Cyclicals (1.0%)
    1,350,000  BankAtlantic Bancorp, Inc.                     1,221,750
               5.625%, 12/01/2007

               Energy (2.0%)
    1,100,000  Baker Hughes, Inc. (c)                           717,750
               0.000%, 05/05/2008

    2,150,000  Loews Corporation (Diamond
               Offshore Drilling)                             1,681,816
               3.125%, 09/15/2007
                                                            -----------
                                                              2,399,566


                See accompanying Notes to Financial Statements.

Schedule of Investments September 30, 1998 (Unaudited)

  Principal
    Amount                                                     Value
-----------------------------------------------------------------------
               Financial (4.1%)
 $  1,750,000  Fidelity National Financial, Inc. (c)       $  1,500,625
               0.000%, 02/15/2009

  127,000,000  Mitsui Marine & Fire Insurance Company           921,805
          JPY  0.700%, 03/31/2003

   83,000,000  Sumitomo Marine & Fire Insurance Company         651,219
          JPY  1.200%, 03/31/2004

    2,930,000  USF&G Corporation (St. Paul Cos.)              1,772,591
               0.000%, 03/03/2009
                                                           ------------
                                                              4,846,240

               Transportation (1.0%)
      570,000  BAA plc                                        1,124,854
          GBP  5.750%, 03/29/2006

               Utilities (2.0%)
    2,500,000  AES Corporation                                2,323,949
               4.500%, 08/15/2005
                                                           ============
               TOTAL CONVERTIBLE BONDS                       62,559,696
               (Cost $65,310,742)

   Number
  of Shares                                                    Value
-----------------------------------------------------------------------
Convertible Preferred Stocks (16.8%)
               Basic Industries (1.3%)
       31,500  International Paper Company                    1,565,770
               5.250%

               Capital Goods - Technology (3.1%)
       22,000  Mediaone Group, Inc.                           1,229,250
               6.25%

       57,300  Qualcomm Financial Trust, Inc.                 2,431,669
               5.75%
                                                           ------------
                                                              3,660,919

               Consumer Cyclicals (3.9%)
       53,300  Newell Financial Trust                         3,004,788
               5.250%

       17,700  Royal Caribbean Cruises Limited                1,505,606
               7.250% Series A
                                                           ------------
                                                              4,510,394

               Consumer Growth Staples (1.8%)
       54,200  Village Roadshow, Inc. (b)                     2,059,599
               3.250%

               Consumer Staples (1.2%)
       28,900  Suiza Foods Corporation (b)                      955,506
               5.500%

       15,000  Suiza Foods Corporation                          495,938
               5.500%
                                                           ------------
                                                              1,451,444

               Credit Cyclicals (0.9%)
       55,000  DECS Trust II (Royal Group Tech Limited)       1,031,250
               6.875%

               Financial (3.7%)
        4,200  Equity Residential Properties Trust               95,813
               7.250%

        8,415  Glenborough Realty Trust, Inc.                   171,456
               7.750%

      139,500  National Australia Bank                        3,714,187
               7.875%

        9,200  The Rouse Company                                414,000
               6.000%
                                                           ------------
                                                              4,395,456

               Utilities (0.9%)
       25,600  AES Corporation (b)                            1,075,200
               5.500%
                                                           ============
               TOTAL CONVERTIBLE PREFERRED STOCKS            19,750,032
               (Cost $22,107,575)

Common Stocks (6.9%)
               Capital Goods - Technology (0.0%)
        1,235  Sensormatic Electronics Corporation                7,255

               Consumer Cyclical (0.7%)
       27,624  Carnival Corporation                             878,789

               Consumer Growth Staples (3.9%)
       34,000  Gannett Company, Inc.                          1,821,125

      188,600  Hollinger International, Inc. (a)              2,711,125
                                                           ------------
                                                              4,532,250

               Credit Cyclicals (1.2%)
       28,000  Federal Home Loan Mortgage Corporation         1,384,250
               Financial (1.1%)
       23,338  Fifth Third Bancorp                            1,341,935
                                                           ============
               TOTAL COMMON STOCKS                            8,144,479
               (Cost $5,386,066)


                See accompanying Notes to Financial Statements.

Schedule of Investments September 30, 1998 (Unaudited)

   Number
of Contracts                                                   Value
-----------------------------------------------------------------------
Call Options (1.4%)
               Capital Goods - Technology (0.5%)
          300  EMC Corporation (a)                         $    618,750
               LEAPS
               Expiration 01/22/2000, Strike 45

               Consumer Cyclicals (0.5%)
          400  Best Buy Co., Inc. (a)                           570,000
               LEAPS
               Expiration 01/22/2001, Strike 50

               Consumer Growth Staples (0.1%)
          150  Viacom Inc, Class B (a)                          172,500
               LEAPS
               Expiration 01/22/2000, Strike 55

               Consumer Staples (0.3%)
          200  Safeway, Inc. (a)                                316,250
               LEAPS
               Expiration 01/22/2000, Strike 35
                                                           ============
               TOTAL CALL OPTIONS                             1,677,500
               (Cost $1,325,025)

   Number
  of Shares                                                    Value
-----------------------------------------------------------------------
Warrants (0.4%)
               Consumer Growth Staples (0.4%)
       65,527  News Corporation Ltd.                            429,202
               6/16/2003
                                                           ============
               TOTAL WARRANTS                                   429,202
               (Cost $445,584)



Principal
 Amount                                                       Value
-----------------------------------------------------------------------

U.S. Government Securities (9.7%)
 $ 13,000,000  United States National Strips Interest
               Coupon                                      $  4,422,210
               0.000%, 11/15/2018

               United States Treasury Notes
      850,000  7.000%, 04/15/1999                               861,271
      500,000  5.875%, 02/15/2000                               509,210
    2,750,000  6.875%, 05/15/2006                             3,182,988
    2,000,000  6.500%, 10/15/2006                             2,275,560
                                                           ============
               TOTAL U.S. GOVERNMENT SECURITIES              11,251,239
               (Cost $9,686,385)

TOTAL INVESTMENTS (88.5%)                                   103,812,148
(Cost $104,261,377)

FOREIGN CURRENCY CASH DEPOSITS WITH CUSTODIAN (0.0%)
               British Pounds                                     1,323
               French Francs                                        435
                                                           ============
               TOTAL FOREIGN CURRENCY                             1,758
               (Cost $1,695)

CASH DEPOSITS WITH CUSTODIAN                                 11,668,118
(INTEREST BEARING) (10.0%)

LIABILITIES, LESS OTHER ASSETS (1.5%)                         1,815,291
                                                           ============

NET ASSETS (100%)                                          $117,297,315
                                                           ============

NET ASSET VALUE PER SHARE - CLASS A                        $      15.57
(4,061,843 shares outstanding)                             ============


NET ASSET VALUE PER SHARE - CLASS C                        $      15.51
(1,529,864 shares outstanding)                             ============


NET ASSET VALUE PER SHARE - CLASS I                        $      15.62
(1,942,551 shares outstanding)                             ============


Notes to Schedule of Investments
  (a)  Non-income producing security
  (b)  Rule 144A security - See Note 9 in Notes to  Financial Statements
  (c)  LYON - Liquid Yield Option Note


                See accompanying Notes to Financial Statements.

[Calamos LOGO]Growth and Income Fund


Schedule of Investments September 30, 1998 (Unaudited)


    Principal
     Amount                                                     Value
-----------------------------------------------------------------------
Convertible Bonds (42.6%)
               Basic Industries (1.1%)
 $    240,000  Mail-Well, Inc.                             $    181,200
               5.000%, 11/01/2002

               Capital Goods - Technology (8.0%)
      485,000  Affiliated Computer Services.
               Corporation (b)                                  461,793
               4.000%, 03/15/2005

      170,000  Converse Technology, Inc. (b)                    145,350
               4.500%, 07/01/2005

      775,000  Networks Associates, Inc.                        306,218
               0.000%, 02/13/18

      320,000  Quadramed Corporation (b)                        268,048
               5.250%, 05/01/2005

      250,000  Systems & Computer Technology
               Corporation                                      194,375
               5.000%, 10/15/2004
                                                           ------------
                                                              1,375,784

               Consumer Cyclicals (8.7%)
      250,000  Family Golf Centers, Inc.                        235,000
               5.750%, 10/15/2004

      300,000  The Interpublic Group of Companies,
               Inc. (b)                                         268,737
               1.800%, 09/16/2004

      550,000  Marriott International, Inc. (c)                 338,855
               0.000%, 03/25/2011

      300,000  Office Depot Inc. (c)                            207,228
               0.000%, 12/11/2007

      350,000  Office Depot, Inc.                               220,938
               0.000%, 11/01/2008

      200,000  Omnicom Group, Inc. (b)                          228,250
               2.250%, 01/06/2013
                                                           ------------

                                                              1,499,008
               Consumer Growth Staples (17.1%)
      225,000  Athena Neurosciences (Elan) (b)                  273,235
               4.750%, 11/15/2004

      450,000  Clear Channel Communications, Inc.               453,510
               2.625%, 04/01/2003

      475,000  Costco Companies, Inc. (b)                       297,697
               0.00%, 08/19/2017

      230,000  Genzyme Corporation (b)                          252,857
               5.250%, 06/01/2005

      500,000  Jacor Communications, Inc. (c)                   193,575
               0.000%, 02/09/2018

      330,000  Petsmart, Inc.                                   330,000
               6.750%, 11/01/2004

      100,000  Rite Aid Corporation                             120,406
               5.250%, 09/15/2002

      300,000  Rite Aid Corporation (b)                         361,218
               5.250%, 09/15/2002

      800,000  Times Mirror Company (c)                         356,000
               0.000%, 04/15/2017

      350,000  Veterinary Centers of America, Inc.              295,141
               5.250%, 05/01/2006
                                                           ------------
                                                              2,933,639

               Consumer Staples (2.7%)
    1,360,000  Whole Foods Market, Inc.                         469,200
               0.000%, 03/02/2018

               Credit Cyclicals (1.5%)
      290,000  BankAtlantic Bancorp, Inc.                       262,450
               5.625%, 12/01/2007

               Financial (2.7%)
      360,000  Fidelity National Financial, Inc. (c)            308,700
               0.000%, 02/15/2009

      170,000  Financial Federal Corporation (b)                155,125
               4.500%, 05/01/2005
                                                           ------------
                                                                463,825

               Utilities (0.8%)
      140,000  AES Corporation                                  130,140
               4.500%, 08/15/05
                                                           ============
               TOTAL CONVERTIBLE BONDS                        7,315,246
               (Cost $7,805,173)

     Number of
      Shares                                                      Value
-----------------------------------------------------------------------
Convertible Preferred Stocks (19.5%)
               Capital Goods - Technology (3.0%)
       3,500   Mediaone Group, Inc.                             195,562
               6.25%
       7,700   Qualcomm, Inc.                                   326,769
               5.75%
                                                           ------------
                                                                522,331

               Consumer Cyclicals (3.9%)
       7,000   Newell Financial Trust, Inc.                     394,625
               5.25%

       3,300   Royal Caribbean Cruises Limited                  280,706
               7.250% Series A
                                                           ------------
                                                                675,331

               Consumer Growth Staples (2.0%)
       4,500   Time Warner, Inc. (Houston Ind)                  343,406
               7.00%

               Consumer Staples (0.8%)
       4,250   Suiza Foods Corporation (b) 5.500%               140,516


                See accompanying Notes to Financial Statements.

Schedule of Investments September 30, 1998 (Unaudited)


Number
of Shares                                                     Value
-----------------------------------------------------------------------
               Credit Cyclicals (5.4%)
     10,650    Beazer Homes USA, Inc. 8.000%               $    303,525
     35,000    Kaufman & Broad Homes, Inc. 8.25%                293,125
      6,600    Owens Corning Mips 6.5%                          322,575
                                                           ------------
                                                                919,225

               Financial (3.3%)
     10,000    Lincoln National Corporation Feline
               Prides 7.75%                                     246,250
     12,200    National Australia Bank 7.875%                   324,825
                                                           ------------
                                                                571,075

               Utilities (1.1%)
      4,400    AES Corporation (b) 5.500%                       184,800
                                                           ============
               TOTAL CONVERTIBLE                              3,356,684
               PREFERRED STOCKS
               (Cost $3,680,568)

    Common Stocks (8.8%)
               Capital Goods - Technology (2.1%)
      3,200    Microsoft Corporation (a)                        352,200

               Consumer Growth Staples (4.9%)
      8,000    Biogen Inc (a)                                   526,500
     22,000    Hollinger International, Inc (a)                 316,250
                                                           ------------
                                                                842,750

               Financial (1.8%)
      5,514    Fifth Third Bancorp                              317,055
                                                           ============
               TOTAL COMMON STOCKS                            1,512,005
               (Cost $913,623)


Number of
Contracts                                                     Value
-----------------------------------------------------------------------
Call Options (2.5%)
               Capital Goods - Technology (1.3%)
        110    EMC Corporation (a)                              226,875
               LEAPS
               Expiration 01/22/2000, Strike 45

               Consumer Cyclicals (0.7%)
         80    Best Buy Co., Inc. (a)                           114,000
               LEAPS
               Expiration 01/22/2001, Strike 50

               Consumer Growth Staples (0.2%)
         25    Viacom, Inc. Cl B                                 28,750
               LEAPS
               Expiration 01/22/2000, Strike 55

               Consumer Staples (0.3%)
         40    Safeway, Inc. (a)                                 63,250
               LEAPS
               Expiration 01/22/2000, Strike 35
                                                           ============
               TOTAL CALL OPTIONS                               432,875
               (Cost $314,827)


Principal
 Amount                                                       Value
-----------------------------------------------------------------------
U.S. Government Securities (17.3%)
 $  3,800,000  United States National Strips Interest
               Coupon                                         1,386,126
               0.000%, 08/15/2017

               United States Treasury Notes
      230,000  7.000%, 04/15/1999                               233,050
      600,000  5.875%, 02/15/2000                               611,052
      635,000  6.875%, 05/15/2000                               734,981
                                                           ============
               TOTAL U.S GOVERNMENT                           2,965,209
               SECURITIES
               (Cost $2,707,162)
                                                           ------------
TOTAL INVESTMENTS (90.7%)                                    15,582,019
(Cost $15,421,353)

CASH DEPOSITS WITH CUSTODIAN                                  1,913,579
(INTEREST BEARING) (11.1%)

LIABILITIES, LESS OTHER ASSETS (-1.8%)                         (317,093)
                                                           ============
NET ASSETS (100%)                                          $ 17,178,505
                                                           ============
NET ASSET VALUE PER SHARE - CLASS A                        $      16.83
                                                           ============
(816,473 shares outstanding)

NET ASSET VALUE PER SHARE - CLASS C                        $      16.73
                                                           ============
(104,760 shares outstanding)

NET ASSET VALUE PER SHARE - CLASS I                        $      16.87
                                                           ============
(100,128 shares outstanding)

Notes to Schedule of Investments
  (a)  Non-income producing security
  (b)  Rule 144A security - See Note 9 in Notes to Financial Statements
  (c)  LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

Calamos  Strategic Income Fund

Schedule of Investments September 30, 1998 (Unaudited)

  Principal                                                  Value
   Amount
-----------------------------------------------------------------------
   Convertible Bonds (68.3%)
               Basic Industries (4.6%)
 $    100,000  Mail-Well Inc                               $     75,500
               5.000%, 11/01/2002

               Capital Goods Technology (27.5%)
       50,000  Apple Computer Corporation                        69,953
               6.000%, 06/01/2001

       50,000  Kellstrom Industries, Inc                         37,141
               5.500%, 06/15/03

       70,000  Level One Communications, Inc                     67,906
               4.000%, 09/01/2004

       80,000  SCI Systems, Inc                                  95,792
               5.000%, 05/01/2006

      100,000  Systems & Computer Technology
               Corporation                                       77,750
               5.000%, 10/15/2004

      100,000  Xerox Corporation                                107,494
               2.875%, 07/01/2002
                                                           ------------
                                                                456,036

               Consumer Cyclicals (4.6%)
      120,000  Office Depot, Inc. (c)                            75,750
               0.000%, 11/01/2008

               Consumer Growth Staples (18.3%)
       75,000  Alza Corporation                                  44,437
               0.000%, 07/14/2014

       75,000  Clear Channel Communications, Inc                 75,585
               2.625%, 04/01/2003

      190,000  Jacor Communications, Inc. (c)                    73,388
               0.000%, 02/19/2018

      100,000  Omnicare, Inc. (c)                               110,500
               5.000%, 12/01/2007
                                                           ------------
                                                                303,910

               Energy (4.6%)
       75,000  Nabors Industries, Inc                            76,940
               5.000%, 05/15/2006

               Financial (3.1%)
       60,000  Fidelity National Financial, Inc. (c)             51,450
               0.000%, 02/15/2009

               Utilities (5.6%)
      100,000  AES Corporation                                   92,958
               4.500%, 08/15/2005
                                                           ------------
               TOTAL CONVERTIBLE BONDS                        1,132,544
               (Cost $1,217,558)

  Number of                                              Value
   Shares
-----------------------------------------------------------------------
               Convertible Preferred Stocks (16.7%)
               Basic Industries (5.4%)

        1,800  International Paper Company                  $    89,472
               5.25%

               Capital Goods Technology (8.1%)

        1,100  Case Corporation                                  62,562
               4.5% Series A

        1,700  Qualcomm, Inc                                     72,144
               5.75%
                                                           ------------
                                                                134,706

               Financial (3.2%)
        2,000  National Australia Bank                           53,251
               7.875%
                                                           ------------
               TOTAL CONVERTIBLE                                277,429
               PREFERRED STOCKS
               (Cost $301,267)
                                                           ------------
               TOTAL INVESTMENTS (85.0%)                      1,409,973
               (Cost $1,518,826)

  Number of                                              Value
   Shares
-----------------------------------------------------------------------
               Common Stocks Sold Short (-35.6%)
               Basic Industries (-2.9%)
          540  International Paper Company                      (25,177)
        2,700  Mail-Well, Inc                                   (23,119)
                                                           ------------
                                                                (48,296)

               Capital Goods - Technology (-17.7%)
        1,025  Apple Computer Corporation                       (39,078)

        2,200  Case Corporation                                 (47,850)

          700  Kellstrom Industries, Inc                         (9,712)

          117  Leap Wireless International, Inc                    (548)

        1,850  Level One Communications, Inc                    (37,231)

          470  Qualcomm, Inc                                    (22,531)

        2,800  SCI Systems, Inc                                 (75,425)

        1,500  Systems & Computer Technology
               Corporation                                      (19,313)

          500  Xerox Corporation                                (42,375)
                                                           ------------
                                                               (294,063)

               Consumer Cyclicals (-1.7%)
        1,250  Office Depot, Inc                                (28,047)


                See accompanying Notes to Financial Statements.

Schedule of Investments September 30, 1998 (Unaudited)


Number of
 Shares                                                 Value
---------------------------------------------------------------------
               Consumer Growth Staples (-6.6%)
       450     Alza Corporation                     $  (19,519)
       600     Clear Channel Communications, Inc.      (28,500)
       380     Jacor Communications, Inc.              (19,237)
     1,200     Omnicare, Inc.                          (42,300)
                                                    ----------
                                                      (109,556)

               Energy (-2.7%)
     2,900     Nabors Industries, Inc.                 (44,044)
               Financial (-2.0%)
     1,000     Fidelity National Financial, Inc.       (33,813)
               Utilities (-2.0%)
       900     AES Corporation                         (33,356)
                                                    ----------


               TOTAL COMMON STOCKS                    (591,175)
               SOLD SHORT
               (Proceeds $655,074)

CASH DEPOSITS WITH CUSTODIAN                           801,931
(INTEREST BEARING) (48.4%)

OTHER ASSETS, LESS LIABILITIES (2.2%)                   36,614
                                                    ----------

NET ASSETS (100%)                                   $1,657,343
                                                    ==========

NET ASSET VALUE PER SHARE - CLASS A                 $    11.79
                                                    ==========
(140,583 shares outstanding)

  (a)  Non-income producing security
  (b)  Rule 144A security - See Note 9 in Notes to
       Financial Statements
  (c)  LYON - Liquid Yield Option Note


                See accompanying Notes to Financial Statements.

Calamos  Growth Fund

Schedule of Investments September 30, 1998 (Unaudited)


  Number of
  Shares                                                       Value
-----------------------------------------------------------------------
   Common Stocks (86.8%)
               Basic Industries (3.5%)
        7,800  Mohawk Industries, Inc. (a)                 $    213,525
        6,300  Tarrant Apparel Corporation                      152,775
                                                           ------------
                                                                366,300
               Capital Goods - Industrial (5.1%)
        2,800  Eastman Kodak Company                            216,475
        4,200  Monaco Coach Corporation (a)                     106,050
        4,000  TYCO International Limited (a)                   221,000
                                                           ------------
                                                                543,525
               Capital Goods - Technology (29.6%)
        6,700  Apple Computer, Inc. (a)                         255,437
        5,100  Broadvision, Inc. (a)                             53,869
        4,700  Century Telephone Enterprise                     222,075
        4,600  Compuware Corporation (a)                        270,825
        4,500  EMC Corporation - MA. (a)                        257,344
        8,000  Excite, Inc. (a)                                 326,500
        5,300  Gulfstream Aerospace Corporation (a)             213,325
        4,200  Keane, Inc. (a)                                  147,525
        4,000  Lexmark International Group Class A, Inc. (a)    277,250
        5,400  Mindspring Enterprises, Inc. (a)                 224,100
        3,100  New Era Of Networks, Inc. (a)                    126,325
        8,000  Polycom, Inc. (a)                                105,500
        8,600  Sterling Software, Inc. (a)                      237,038
       12,000  THQ, Inc. (a)                                    210,000
        9,000  UNISYS Corporation (a)                           204,750
                                                           ------------
                                                              3,131,863
               Consumer Cyclicals (8.6%)
        9,000  Advo, Inc. (a)                                   219,938
        3,500  Advanced Marketing Services                       61,031
        3,500  GAP, Inc. (a)                                    184,625
        3,500  Maytag Corporation                               167,125
        3,700  Midwest Express Holdings, Inc. (a)               123,950
        9,450  Steiner Leisure Limited (a)                      147,656

                                                                904,325
               Consumer Growth Staples (17.5%)             ------------
        3,000  AMGEN, Inc. (a)                                  226,688
        4,300  Abercrombie & Fitch Company,
               Class A (a)                                      189,200
        8,500  Buffets, Inc. (a)                                 91,906
        6,000  Childtime Learning Centers (a)                    99,750
        6,800  Forest Laboratories, Inc. - Class A (a)          233,750
        5,600  Kroll-O'Gara Company (a)                         130,900
        4,800  Laser Vision (a)                                  57,000
        4,700  Lason, Inc. (a)                                  240,875
        3,200  RESMED, Inc. (a)                                 166,400
       10,000  Roberts Pharmaceutical Corporation (a)           191,250
        3,900  VIACOM, Inc. - CL A (a)                          224,250
                                                           ------------
                                                              1,851,969
               Consumer Staples (6.6%)
        7,300  Earthgrains Company                              225,843
       20,000  Hansen Natural Corporation (a)                    79,374
        4,600  Safeway, Inc. (a)                                213,325
       10,200  Stanley Furniture Company (a)                    177,225
                                                           ------------
                                                                695,767
               Credit Cyclicals (2.7%)
        5,000  Beazer Homes USA, Inc. (a)                       103,125
        3,200  Centex Construction Products Company             109,200
        4,600  Nobility Homes, Inc. (a)                          68,425
                                                           ------------
                                                                280,750
               Financial (12.3%)
        2,800  Capital One Financial Corporation                289,800
        9,900  First American Financial Corporation             316,800
        6,400  Fidelity National Financial Corporation          216,400
        3,300  SEI Investments Company                          229,350
        4,300  Stewart Information Services, Inc                247,788
                                                           ------------
                                                              1,300,138
               Transportation (0.9%)
        6,400  Johnstown America Industries, Inc. (a)            91,200
                                                           ------------
               TOTAL COMMON STOCKS                            9,165,837
                (Cost $9,333,016)
                                                           ------------
TOTAL INVESTMENTS (86.8%)                                     9,165,837
(Cost $9,333,016)

CASH DEPOSITS WITH CUSTODIAN                                  1,413,858
(INTEREST BEARING) (13.4%)

OTHER ASSETS, LESS LIABILITIES (-0.2%)                          (14,263)

NET ASSETS (100%)                                          $ 10,565,432
                                                           ------------
NET ASSET VALUE PER SHARE - CLASS A                              $16.69
(554,852 shares outstanding)                               ------------


NET ASSET VALUE PER SHARE - CLASS C                        $      16.47
(3,028 shares outstanding)                                 ------------

NET ASSET VALUE PER SHARE - CLASS I                        $      16.77
(74,969 shares outstanding)                                ------------

Notes to Schedule of Investments
  (a)  Non-income producing security
  (b)  Rule 144A security - See Note 9 in Notes to
       Financial Statements
  (c)  LYON - Liquid Yield Option Note


                See accompanying Notes to Financial Statements.

Calamos  Global Growth and Income Fund

Schedule of Investments September 30, 1998 (Unaudited)

 Principal
  Amount                                                       Value
-----------------------------------------------------------------------
Convertible Bonds (36.6%)
               Basic Industries (0.7%)
 $     65,000  Mail-Well, Inc.                             $     49,075
               5.000%, 11/01/2002

               Capital Goods - Industrial (0.8%)
       70,000  Thermo Instrument Systems, Inc.                   56,000
               4.000%, 01/15/2005

               Capital Goods - Technology (4.6%)
       95,000  Affiliated Computer Services
               Corporation (b)                                   90,454
               4.000%, 03/15/05

       75,000  Converse Technology Corporation (b)               64,125
               4.500%, 07/01/05

       50,000  Kellstrom Industries, Inc.                        37,141
               5.500%, 06/15/2003

      150,000  Networks Associates, Inc.                         59,268
               0.000%, 02/13/2018

       75,000  Quadramed Corporation (b)                         62,824
               5.250%, 05/01/2005
                                                           ------------
                                                                313,812

               Consumer Cyclicals (2.7%)
      155,000  Marriott International, Inc. (c)                  95,496
               0.000%, 03/25/2011

      145,000  Office Depot, Inc. (c)                            91,531
               0.000%, 11/01/2008
                                                           ------------
                                                                187,027

               Consumer Growth Staples (13.1%)
      100,000  Athena Neurosciences (Elan) (b)                  121,437
               4.750%, 11/15/2004

      125,000  Clear Channel Communications, Inc.               125,975
               2.625%, 04/01/2003

      200,000  Costco Companies, Inc. (b)                       125,346
               0.000%, 08/19/2017

      110,000  Genzyme Corporation (b)                          120,932
               5.250%, 06/01/2005

       95,000  Rite Aid Corporation (b)                         114,386
               5.250%, 09/15/2002

      250,000  S.M.H. Finance LUX                               204,975
          CHF  2.000%, 10/23/2022

      205,000  Times Mirror Company (c)                          91,225
               0.000%, 04/15/2017
                                                           ------------
                                                                904,276

               Consumer Staples (5.4%)
      150,000  Nestle Holdings, Inc.                            200,063
               3.000%, 06/17/2002 Euro

      490,000  Whole Foods Market, Inc.                         169,050
               0.000%, 03/02/2018
                                                           ------------
                                                                369,113
               Financial (7.3%)
      140,000  Allianz Finance B.V. (b)                          85,021
          DEM  3.000%, 02/04/2003

       60,000  Deutsche Bank Ag (Regs)                           36,438
          DEM  3.000%, 02/04/2003

       70,000  Financial Federal Corporation                     63,875
               4.500%, 05/01/2005

      115,000  Fidelity National Financial, Inc. (c)             98,613
               0.000%, 02/15/2009

   15,000,000  Mitsui Marine & Fire Insurance Company           108,874
          JPY  0.700%, 03/31/2003

   10,000,000  Nisshin Fire & Marine Insurance Company           66,632
          JPY  0.650%, 03/31/2004

    5,000,000  Sumitomo Marine & Fire Insurance Company          39,120
          JPY  1.100%, 03/29/2002
                                                           ------------
                                                                498,573
               Utilities (2.0%)
      150,000  AES Corporation                                  139,436
               4.500%, 08/15/2005
                                                           ============
               TOTAL CONVERTIBLE BONDS                        2,517,312
               (Cost $2,587,523)

  Number of
   Shares                                                      Value
-----------------------------------------------------------------------
Convertible Preferred Stocks (11.1%)
               Capital Goods - Technology (2.9%)
        1,300  Mediaone Group, Inc.                              72,638
               6.25%

        3,000  Qualcomm Financial Trust, Inc.                   127,312
               5.75%
                                                           ------------
                                                                199,950

               Consumer Cyclicals (4.2%)
        2,800  Newell Financial Trust                           157,850
               5.250%

        1,500  Royal Caribbean Cruises Limited                  127,594
               7.250% Series A
                                                           ------------
                                                                285,444

               Consumer Staples (0.8%)
        1,750  Suiza Foods Corporation (b)                       57,859
               5.500%

               Financial (3.2%)
        8,150  National Australia Bank                          216,993
               7.875%
                                                           ============
               TOTAL CONVERTIBLE PREFERRED STOCKS               760,246
               (Cost $767,266)


               See accompanying Notes to Financial Statements.

Calamos Global Growth and Income Fund - cont.

Schedule of Investments September 30, 1998 (Unaudited)


Number of
 Shares                                             Value
------------------------------------------------------------
Common Stocks (17.4%)
           Capital Goods - Industrial (0.8%)
    2,000  Hitachi Koki Co Ltd (a)                $   56,560

           Capital Goods - Technology (3.9%)
    2,100  Philips Electronics ADRs                  112,088
    2,300  Telecom Italia SpA ADRs                   154,100
                                                  ----------
                                                     266,188

           Consumer Cyclicals (2.1%)
   30,500  Cathay Pacific Airlines ADR (a)           143,655

           Consumer Growth Staples (7.1%)
    3,050  Fuji Photo Film ADRs                      104,081
    1,600  Gannett Company, Inc.                      85,700
    9,200  Hollinger International, Inc. (a)         132,250
  125,000  Village Roadshow Ltd (a)                  166,570
      AUD
                                                  ----------
                                                     488,601
          Consumer Staples (2.5%)
    6,125 BAT Industries plc ADRs                     92,641
    8,814 Diageo plc                                  81,183
      GBP
                                                  ----------
                                                     173,824
          Financial (1.0%)
    1,270 MBIA, Inc.                                  68,183
                                                  ==========
          TOTAL COMMON STOCKS                      1,197,011
          (Cost $1,087,551)

Number of
Contracts                                           Value
------------------------------------------------------------
Call Options (1.2%)
          Capital Goods - Technology (0.6%)
       20 EMC Corporation (a)                         41,250
          LEAPS
          Expiration 01/22/2000, Strike 45

          Consumer Cyclicals (0.2%)
       10 Best Buy Co., Inc. (a)                      14,250
          LEAPS
          Expiration 01/22/2001, Strike 50

          Consumer Growth Staples (0.2%)
       10 Viacom Inc, Class B (a)                     11,500
          LEAPS
          Expiration 01/22/2000, Strike 55

          Consumer Staples (0.2%)
       10 Safeway, Inc. (a)                           15,813
          LEAPS
          Expiration 01/22/2000, Strike 35
                                                  ==========
          TOTAL CALL OPTIONS                          82,813
          (Cost $58,085)

Number of
 Shares                                             Value
------------------------------------------------------------
Warrants (0.3%)
          Consumer Growth Staples (0.3%)
    2,871 News Corporation Ltd.                   $   18,806
          06/16/2003
                                                  ==========
          TOTAL WARRANTS                              18,806
          (Cost $19,523)

Principal
 Amount                                             Value
------------------------------------------------------------
U.S. Government Securities (8.5%)
$ 575,000 United States National Strips Interest
          Coupon                                     195,598
          0.000%, 11/15/2018

          United States Treasury Notes
  200,000 5.000%, 02/15/1999                         200,312
  100,000 5.250%, 08/15/2003                         104,531
   75,000 6.500%, 10/15/2006                          85,333
                                                  ==========
    TOTAL U.S. GOVERNMENT                            585,774
    SECURITIES
    (Cost $533,797)
                                                  ----------
TOTAL INVESTMENTS (75.1%)                          5,161,962
(Cost $5,053,745)

FOREIGN CURRENCY CASH
DEPOSITS WITH CUSTODIAN(0.0%)
      GBP British Pounds                                 119
      CAD Canadian Dollars                                35
      FRF French Francs                                   49
      DEM German Marks                                   128
      CHF Swiss Francs                                    21
                                                  ==========
          TOTAL FOREIGN CURRENCY                         352
          (Cost $339)
U.S. DOLLAR CASH DEPOSITS                          1,122,318
WITH CUSTODIAN
(INTEREST BEARING) (16.3%)

LIABILITIES, LESS OTHER ASSETS (8.6%)                592,047
                                                  ==========
NET ASSETS (100%)                                 $6,876,679

NET ASSET VALUE PER SHARE - CLASS A               $     5.86
                                                  ==========
(990,339 shares outstanding)

NET ASSET VALUE PER SHARE - CLASS C               $     5.84
                                                  ==========
(111,406 shares outstanding)

NET ASSET VALUE PER SHARE - CLASS I               $     5.87
                                                  ==========
(71,388 shares outstanding)

Notes to Schedule of Investments
  (a) Non-income producing security
  (b) 144A security - See Note 9 in Notes to Financial
      Statements
  (c) LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities


September 30, 1998 (Unaudited)

                                                                                                                        Global
                                                                             Growth and      Strategic                Growth and
                                                             Convertible       Income         Income       Growth       Income
                                                                 Fund           Fund           Fund         Fund         Fund
=================================================================================================================================
ASSETS
Investments, at value (cost $104,263,072, $15,421,353,
   $1,518,826, $9,333,016 and $5,054,084 respectively)       $103,813,906     15,582,019    1,409,973    9,165,837     5,162,314
Cash with custodian (interest bearing)                         11,668,118      1,913,578      801,931    1,413,858     1,122,318
Net unrealized appreciation in forward
   foreign currency contracts                                      40,889              -            -            -         8,539
Accrued interest and dividends receivable                         854,233        123,656       16,009        8,581        39,963
Receivable for investments sold                                 2,668,191        438,411       78,579            -       584,837
Receivable for fund shares sold                                   167,948         16,950          268           81             -
Prepaid expenses                                                   13,575              -        1,450        3,200         5,100
Due from adviser                                                        -              -       11,139        9,142        12,688
                                                             --------------------------------------------------------------------
       Total Assets                                          $119,226,860     18,074,614    2,319,349   10,600,699     6,935,759
                                                             ====================================================================
LIABILITIES AND NET ASSETS
Common stocks sold short, at value
  (proceeds $655,074)                                                   -              -      591,175            -             -
Payable for investments purchased                               1,596,936        862,800       53,010            -        30,948
Payable for fund shares redeemed                                  191,749          5,750            -        3,012           116
Payable to investment adviser                                      72,798              0            -            -         5,713
Accounts payable and accrued liabilities                           23,338         27,559       17,821       32,255        19,349
Payable to distributor                                             44,724              0            -            -         2,954
                                                             --------------------------------------------------------------------
       Total Liabilities                                        1,929,545        896,109      662,006       35,267        59,080
                                                             --------------------------------------------------------------------
NET ASSETS                                                   $117,297,315     17,178,505    1,657,343   10,565,432     6,876,679
                                                             ====================================================================

ANALYSIS OF NET ASSETS
Excess of amounts received from issuance
  of shares over amounts paid on redemptions
  of shares on account of capital                            $113,413,550     15,743,155    1,556,810   10,730,202     6,584,748
Undistributed net investment income                               (38,216)        (4,859)        (490)     (83,446)      (59,602)
Accumulated net realized gain (loss) on investments             4,245,486      1,279,543      145,977       85,855       210,453
Net unrealized appreciation on investments
 and other assets and liabilities                                (323,505)       160,666      (44,954)    (167,179)      141,080
                                                             --------------------------------------------------------------------
NET ASSETS                                                   $117,297,315     17,178,505    1,657,343   10,565,432     6,876,679
                                                             ====================================================================

CLASS A SHARES
Net Assets Applicable to Shares Outstanding                  $ 63,227,392     13,737,197    1,657,343    9,257,992     5,807,402
Shares Outstanding                                              4,061,843        816,473      140,583      554,852       990,338
Net Asset Value and Redemption Price Per Share               $      15.57          16.83        11.79        16.69          5.86
                                                             ====================================================================
Maximum Offering Price Per Share (Net asset value,
  plus 4.99% of net asset value or 4.75% of offering price)  $      16.35          17.67        12.38        17.52          6.15
                                                             ====================================================================

CLASS C SHARES
Net Assets Applicable to Shares Outstanding                  $ 23,730,355      1,752,305          N/A       49,871       650,430
Shares Outstanding                                              1,529,864        104,760          N/A        3,028       111,406
Net Asset Value and Redemption Price Per Share               $      15.51          16.73          N/A        16.47          5.84
                                                             ====================================================================

CLASS I SHARES
Net Assets Applicable to Shares Outstanding                  $ 30,339,568      1,689,003          N/A    1,257,569       418,847
Shares Outstanding                                              1,942,551        100,128          N/A       74,969        71,388
Net Asset Value and Redemption Price Per Share               $      15.62          16.87          N/A        16.77          5.87
                                                             ====================================================================

                See accompanying Notes to Financial Statements.

Statement of Operations

Six Months Ended September 30, 1998 (Unaudited)

                                                                                                      Global
                                                           Growth and    Strategic                  Growth and
                                           Convertible       Income       Income        Growth        Income
                                               Fund           Fund         Fund          Fund          Fund
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                   $  1,694,956       252,006      26,157         23,559        63,373
Dividends                                       626,694       109,890       5,536         10,179        35,505
                                           -------------------------------------------------------------------
    Total Investment Income                   2,321,650       361,896      31,693         33,738        98,878
                                           -------------------------------------------------------------------

EXPENSES
Investment advisory fees                        452,250        66,603       5,143         60,354        36,747
Distribution fees                               260,594        43,870       3,430         26,653        18,943
Transfer agent fees                              39,452        23,333      11,062         23,429        21,836
Custodian fees                                   12,706         3,767       1,602          4,429         7,474
Trustees' fees                                    2,700         2,700       2,700          2,700         2,700
Registration fees                                14,884         1,584       7,517          8,744        10,117
Audit and legal fees                             14,216        15,500      18,416         18,416        16,216
Other                                             7,204          (900)        (13)           255           512
                                           -------------------------------------------------------------------
    Total expenses                              804,006       156,457      49,857        144,980       114,545
    Less expense reimbursement                       --            --      34,981         27,796        40,483
                                           -------------------------------------------------------------------
    Net expenses                                804,006       156,457      14,876        117,184        74,062
                                           -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                  1,517,644       205,439      16,817        (83,446)       24,816
                                           -------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments
  and options, and forward foreign
  currency contracts                          5,625,385       909,896     100,747        279,431       453,873
Change in net unrealized appreciation
  on investments, options and forward
  foreign currency contracts                (19,386,301)   (2,704,652)   (127,127)    (2,348,519)   (1,154,226)
                                           -------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS              (13,760,916)   (1,794,756)    (26,380)    (2,069,088)     (700,353)
                                           -------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                          $(12,243,272)   (1,589,317)     (9,563)    (2,152,534)     (675,537)
                                           ===================================================================


                See accompanying Notes to Financial Statements.

Statement  of Changes in Net Assets


Six Months Ended September 30, 1998 (Unaudited) and Year Ended March 31, 1998


                                          Convertible          Growth and Income      Strategic Income            Growth
                                             Fund                     Fund                 Fund                    Fund
                                     ----------------------------------------------------------------------------------------------
                                     6 Months       Year      6 Months      Year     6 Months     Year      6 Months      Year
                                       Ended       Ended        Ended      Ended       Ended     Ended        Ended      Ended
                                     Sept. 30,    March 31,   Sept. 30,   March 31,  Sept. 30,  March 31,   Sept. 30,   March 31,
                                       1998         1998        1998        1998       1998       1998        1998        1998
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)      $  1,517,644   2,453,064      205,439      249,642    16,817     46,803     (83,446)    (132,047)
Net realized gain (loss)
 on investments (including
 options), and forward
 foreign contracts                   5,625,385   2,560,225     909,896     1,385,182   100,747     60,889     279,431    2,128,477
Change in unrealized
 appreciation or depreciation
 on investments (including
 options), and forward
 foreign curency contracts         (19,386,301) 15,584,412   (2,704,652)   2,264,937  (127,127)    71,669  (2,348,519)   1,782,223
                                  -------------------------------------------------------------------------------------------------
Increase in net assets resulting
 from operations                   (12,243,272) 20,597,701   (1,589,317)   3,899,761    (9,563)   179,361  (2,152,534)   3,778,653
                                  -------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income               (1,642,899) (3,152,727)    (210,298)    (307,892)  (17,307)   (51,603)          -            -
Net realized gains                           -  (4,381,803)           -   (1,406,829)        -     (4,304)          -   (2,332,954)
Return of capital                            -    (521,015)           -            -         -          -           -      (80,888)
                                  -------------------------------------------------------------------------------------------------
Total distributions                 (1,642,899) (8,055,545)    (210,298)  (1,714,721)  (17,307)   (55,907)          -   (2,413,842)
                                  -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL SHARE TRANSACTIONS    18,717,198  60,879,505    2,642,613    5,411,891   560,976   (317,195)    794,610    3,914,714
                                  -------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                          4,831,027  73,421,661      842,998    7,596,931   534,105   (193,741) (1,357,924)   5,279,525

NET ASSETS
Beginning of year                  112,466,288  39,044,627   16,335,507    8,738,576 1,123,238  1,316,979  11,923,356    6,643,831
                                  -------------------------------------------------------------------------------------------------
End of period,
 September 30, 1998               $117,297,315 112,466,288   17,178,505   15,335,507 1,657,343  1,123,238  10,565,432   11,923,356
                                  =================================================================================================
Undistributed Net
 Investment Income                $          -           -            -            -         -          -           -            -

                                         Global Growth
                                          and Income
                                            Fund
                                     ----------------------
                                     6 Months       Year
                                       Ended       Ended
                                     Sept. 30,   March 31,
                                       1998        1998
-----------------------------------------------------------
OPERATIONS
Net investment income (loss)
Net realized gain (loss)              24,816       68,142
 on investments (including
 options), and forward
 foreign contracts                   453,873       (9,692)
Change in unrealized
 appreciation or depreciation
 on investments (including
 options), and forward
 foreign curency contracts        (1,154,226)   1,241,159
                                 --------------------------
Increase in net assets resulting
 from operations                    [675,537]   1,299,609
                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income               (147,631)   1,299,609
Net realized gains                         -     (111,771)
Return of capital                          -            -
                                 --------------------------
Total distributions                 (147,631)    (353,143)
                                 --------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL SHARE TRANSACTIONS     892,312    2,545,247
                                 --------------------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                           69,145  3,491,713
                                 --------------------------
NET ASSETS
Beginning of year                  6,807,534  3,315,821)
                                 --------------------------
End of period,
 September 30, 1998                6,876,679  6,807,534
                                 ==========================
Undistributed Net
 Investment Income                         -     68,156

                See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - Calamos Investment Trust (formerly known as CFS Investment Trust), a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of five series, Calamos Convertible Fund, Calamos Growth and Income Fund, Calamos Strategic Income Fund, Calamos Growth Fund, and Calamos Global Growth and Income Fund. The Trust currently offers Class A, Class C and Class I shares of each of the five series of the Trust.

Portfolio Valuation - Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

Investment Transactions and Investment Income - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes amortization of original issue discount and market discount. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

Foreign Currency Translation - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. Realized foreign exchange gains of $87,039 and unrealized foreign exchange gains of $40,889 incurred by the Convertible Fund, and realized foreign exchange losses of $4,944 and unrealized foreign exchange gains of $8,539 incurred by the Global Growth and Income Fund are included as a component of net realized gains (losses) on investments, options and forward foreign currency contracts and change in net unrealized appreciation and depreciation on investments, options and forward foreign currency contracts, respectively.

Federal Income Taxes - No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" and has made such distributions to shareholders as to be relieved of all Federal income taxes.

Capital Loss Carryforwards - As of March 31, 1998, Convertible Fund, Growth Fund and Global Growth and Income Fund had capital loss carryforwards of $1,196,927, $193,577, and $191,052, respectively.

Dividends - Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Allocation of Expenses between Classes - Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with Calamos Asset Management, Inc. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Growth and Income Fund, and Strategic Income Fund fees are at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $150 million. The Growth Fund fees are at the annual rate of 1.00% of the first $150 million of average daily net assets and 0.75% of the Fund's average daily net assets in excess of $150 million. The Global Growth and Income Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund to 2% of average daily net assets for Class A shares, 2.5% of average daily net assets for Class C shares, and 1.5% of average daily net assets for Class I shares through August 31, 1999. For the six months ended September 30, 1998, CAM waived or absorbed expenses of $34,981, $24,649, and $33,905 respectively, for Class A shares of the Strategic Income Fund, Growth Fund and the Global Growth and Income Fund; $4,696 and $116, respectively, for Class C shares of the Global Growth and Income Fund and Growth Fund; and $2,532 and $1,882, respectively, for Class I shares of the Global Growth and Income Fund and Growth Fund.

As Transfer Agent of the Funds through September 30, 1997, CAM assumed all expenses of personnel, office space, office facilities, and equipment incidental to such service. Commencing October 1, 1997, FPS Services, Inc. became the transfer agent for the Funds. On February 23, 1998, FPS Services, Inc., merged into First Data Corp., and is now reorganized as First Data Investor Services Group.

As Distributor, Calamos Financial Services, Inc. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual service fee of 0.25% and an annual distribution fee of 0.25% of the average daily net assets of the Fund's Class A shares and an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class C shares.

CFS also receives a sales commission on certain sales of Fund Class A shares. During the six months ended September 30, 1998, CFS received commissions of $38,465, $5,366, $503, $593, and $180 from the sale of shares of Convertible Fund, Growth and Income Fund, Strategic Income Fund, Growth Fund and Global Growth and Income Fund, respectively.

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended September 30, 1998, the

Convertible Fund, Growth and Income Fund, Strategic Income Fund, Growth Fund and Global Growth and Income Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $30,825, $6,085, $402, $13,912 and $3,104, respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.


Note 3 - Investments

Purchases and sales of investments other than short-term obligations by the Funds for the six months ended September 30, 1998, are as follows:

                                                    Growth      Strategic                 Global Growth
                                  Convertible     and Income     Income       Growth        and Income
                                     Fund            Fund         Fund         Fund           Fund
-------------------------------------------------------------------------------------------------------
Purchases                         $ 59,716,954    10,986,701    2,153,719   12,385,477      3,649,313
Proceeds from sales               $ 50,697,144     9,458,633    1,653,212   12,314,574      4,513,124

The following information is based on the cost basis of investments for Federal income tax purposes at September 30, 1998:

                                                    Growth      Strategic                 Global Growth
                                  Convertible     and Income     Income       Growth        and Income
                                     Fund            Fund         Fund         Fund           Fund
-------------------------------------------------------------------------------------------------------
Cost basis of investments         $104,263,072    15,421,353    1,518,826    9,333,016      5,054,084
Gross unrealized appreciation     $  7,850,271     1,334,416       30,801      784,611        414,005
Gross unrealized depreciation     $ (8,299,437)   (1,173,750)    (139,654)    (951,790)      (305,775)
Net unrealized appreciation       $   (449,166)      160,666     (108,853)     167,179        108,230


Note 4 - Short Sales

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. These transactions result in off-balance-sheet risk, i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the six months ended September 30, 1998, the Strategic Income Fund incurred net gains of $5,645 on short sales that are classified with net realized gains on investments. No other Fund engaged in short sales during the six months ended September 30, 1998.


Note 5 - Covered Call Options Written

There were no outstanding written covered call options or transactions in covered call options written by the Strategic Income Fund for the six months ended September 30, 1998.


Note 6 - Forward Foreign Currency Contracts

Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of opera-tions reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September 30, 1998, was a multinational bank.

As of September 30, 1998, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                              Settlement                                         Unrealized
                                 Date       Local Currency     Current Value    Gain (Loss)
--------------------------------------------------------------------------------------------
Swiss Francs                   01/15/99         750,000            535,764          8,937
Swiss Francs                   01/15/99        (250,000)          (178,588)        (3,085)
Deutsche Mark                  01/15/99         190,000            114,266         (1,104)
Japanese Yen                   01/15/99      63,000,000            462,755         12,071
Japanese Yen                   01/15/99     (12,000,000)           (88,144)        (2,034)
British Pounds Sterling        01/15/99         180,000            307,633         (7,681)
British Pounds Sterling        01/15/99         (90,000)          (153,816)         1,942
French Francs                  01/15/99         700,000            125,535         (1,330)
French Francs                  01/15/99        (700,000)          (125,535)           823
                                                                                  -------
                                                                                  $ 8,539
                                                                                  =======

As of September 30, 1998, the Convertible Fund had the following open forward foreign currency contracts:


                              Settlement                                         Unrealized
                                 Date       Local Currency     Current Value    Gain (Loss)
--------------------------------------------------------------------------------------------
Japanese Yen                   01/15/99      220,000,000         1,615,973         42,152
Japanese Yen                   01/15/99      (10,000,000)          (73,453)        (1,263)
                                                                                  -------
                                                                                  $40,889
                                                                                  =======

Note 7 - Interest Bearing Cash Deposit with Custodian

Effective November 1, 1997, Convertible Fund, Growth and Income Fund, Growth Fund, and Global Growth and Income Fund entered into a custody agreement with The Bank of New York, whereby each fund earns interest on its average daily balance deposited with the custodian at a rate equal to the current Federal Reserve federal funds rate. During the six months ended September 30, 1998, the above mentioned funds, and Strategic Income Fund under its arrangement with its custodian, Prudential Securities, Inc. (earning interest on the average daily balance at a rate equal to the current broker rate minus one percent), earned $117,126, $30,491, $23,559, $7,897 and $10,992, respectively, in interest income under these arrangements with The Bank of New York and Prudential Securities, Inc.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

                                                     Convertible                 Growth and Income                Strategic
Six Months ended September 30, 1998                     Fund                           Fund                          Fund
---------------------------------------------------------------------------------------------------------------------------------
A Shares                                        Shares         Dollars          Shares        Dollars         Shares      Dollars
                                              -----------------------------------------------------------------------------------
Shares sold                                    788,753     $13,450,443         146,232     $2,698,077         47,728     $579,250
Shares issued in  reinvestment of
 distributions                                  31,776         512,591           8,090        140,374          1,337       15,952
Less shares redeemed                          (323,925)     (5,433,484)        (43,391)      (779,185)        (2,820)     (34,226)
                                              -----------------------------------------------------------------------------------
Increase (Decrease)                            496,604     $ 8,529,550         110,931     $2,059,266         46,245     $560,976
                                              ===================================================================================

C Shares                                        Shares         Dollars          Shares        Dollars         Shares      Dollars
                                              -----------------------------------------------------------------------------------
Shares sold                                    735,537     $12,541,537          36,118     $  667,765            N/A     $    N/A
Shares issued in reinvestment of
 distributions                                   1,877          29,972             227          3,905            N/A          N/A
Less shares redeemed                           (33,899)       (574,213)         (6,201)      (112,085)           N/A          N/A
                                              -----------------------------------------------------------------------------------
Increase (Decrease)                            703,515     $11,997,296          30,144     $  559,585            --           --
                                              ===================================================================================

I Shares                                        Shares         Dollars          Shares        Dollars         Shares      Dollars
                                              -----------------------------------------------------------------------------------
Shares sold                                    187,326     $ 3,253,026             --      $      --             N/A     $    N/A
Shares issued in reinvestment of
 distributions                                   1,539          24,920           1,367         23,761            N/A          N/A
Less shares redeemed                          (304,342)     (5,087,595)            --             --             N/A          N/A
                                              -----------------------------------------------------------------------------------
Increase (Decrease)                           (115,477)    $(1,809,649)          1,367     $   23,761            --           --
                                              ===================================================================================

                                                       Growth                     Global Growth and
Six Months ended September 30, 1998                     Fund                         Income Fund
--------------------------------------------------------------------------------------------------------
A Shares                                        Shares         Dollars          Shares        Dollars
                                              ----------------------------------------------------------
Shares sold                                     59,389     $ 1,184,197         153,735    $ 1,012,600
Shares issued in reinvestment of
 distributions                                     --              --           19,145        119,645
                                              ----------------------------------------------------------
Less shares redeemed                           (21,694)       (406,848)        (47,714)      (305,175)
                                              ----------------------------------------------------------
Increase (Decrease)                             37,695     $   777,349         125,166    $   827,070
                                              ==========================================================

C Shares                                        Shares         Dollars          Shares        Dollars
                                              ----------------------------------------------------------
Shares sold                                      1,885     $    37,871          15,129    $    99,518
Shares issued in  reinvestment of
 distributions                                     --              --              657          4,068
                                              ----------------------------------------------------------
Less shares redeemed                              (941)        (20,288)         (7,175)       (48,168)
                                              ----------------------------------------------------------
Increase (Decrease)                                944     $    17,583           8,611    $    55,418
                                              ==========================================================

I Shares                                        Shares         Dollars          Shares        Dollars
                                              ----------------------------------------------------------
Shares sold                                        --      $       --              --     $       --
Shares issued in reinvestment of
 distributions                                     --              --            1,578          9,824
                                              ----------------------------------------------------------
Less shares redeemed                               --              --              --             --
                                              ----------------------------------------------------------
Increase (Decrease)                                --      $       --            1,578    $     9,824
                                              ==========================================================


                                              Convertible                     Growth and Income                  Strategic
Year ended March 31, 1998                         Fund                              Fund                           Fund
----------------------------------------------------------------------------------------------------------------------------------
A Shares                                 Shares       Dollars                Shares       Dollars          Shares         Dollars
                                        ------------------------------------------------------------------------------------------
Shares sold                             1,445,635   $23,333,724              228,052    $ 3,929,276          5,545       $  63,776
Shares issued in reinvestment of
  distributions                           192,955     3,089,396               73,664      1,227,016          4,357          51,194
Less shares redeemed                     (522,203)    8,492,181             (137,781)    (2,424,767)       (37,430)       (432,165)
                                        ------------------------------------------------------------------------------------------
Increase (Decrease)                     1,116,387   $34,915,301              163,935    $ 2,731,525        (27,528)      $(317,195)
                                        ==========================================================================================

C Shares                                  Shares      Dollars                Shares       Dollars          Shares         Dollars
                                        ------------------------------------------------------------------------------------------
Shares sold                               685,295   $11,111,119               54,305    $   927,804            N/A       $     N/A
Shares issued in reinvestment of
  distributions                             3,754        60,070                2,337         38,655            N/A             N/A
Less shares redeemed                      (74,212)   (1,203,254)              (3,334)       (58,117)           N/A             N/A
                                        ------------------------------------------------------------------------------------------
Increase (Decrease)                       614,837   $ 9,967,935               53,308    $   908,342              -               -
                                        ==========================================================================================

I Shares                                  Shares      Dollars                Shares       Dollars          Shares         Dollars
                                        ------------------------------------------------------------------------------------------
Shares sold                             2,238,514   $35,901,127               97,346    $ 1,748,011            N/A       $     N/A
Shares issued in reinvestment of
  distributions                             4,474        72,664                1,325         24,013            N/A             N/A
Less shares redeemed                     (184,960)   (2,993,160)                   -              -            N/A             N/A
                                        ------------------------------------------------------------------------------------------
Increase (Decrease)                     2,058,028   $32,980,631               98,671    $ 1,772,024              -               -
                                        ==========================================================================================

                                                 Growth                        Global Growth and
Year ended March 31, 1998                         Fund                            Income Fund
---------------------------------------------------------------------------------------------------
A Shares                                  Shares      Dollars                Shares       Dollars
                                         ----------------------------------------------------------
Shares sold                               145,539   $ 2,904,539              372,871    $ 2,251,209
Shares issued in reinvestment of
  distributions                           104,981     1,902,962               48,371        291,762
                                         ----------------------------------------------------------
Less shares redeemed                     (122,815)   (2,727,723)             (99,103)      (604,205)
                                         ----------------------------------------------------------
Increase (Decrease)                       127,705   $ 2,079,778              322,139    $ 1,938,766
                                         ==========================================================

C Shares                                  Shares      Dollars                Shares       Dollars
                                         ----------------------------------------------------------
Shares sold                                 1,593   $    33,041               31,196    $   184,349
Shares issued in reinvestment of
  distributions                                 -             -                2,557         15,254
                                         ----------------------------------------------------------
Less shares redeemed                           (2)          (37)              (3,523)       (21,382)
                                         ----------------------------------------------------------
Increase (Decrease)                         1,591   $    33,004               30,230    $   178,221
                                         ==========================================================

I Shares                                  Shares      Dollars                Shares       Dollars
                                         ----------------------------------------------------------
Shares sold                                74,969   $ 1,801,932               68,516    $   420,004
Shares issued in reinvestment of
  distributions                                 -             -                1,294          8,256
                                         ----------------------------------------------------------
Less shares redeemed                            -             -                    -              -
                                         ----------------------------------------------------------
Increase (Decrease)                        74,969   $ 1,801,932               69,810    $   428,260
                                         ==========================================================


Abbreviations
ADRs:  American Depository Receipts   Cum.:  Cumulative   Exch.:   Exchangeable
ADSs:  American Depository Shares     Deb.:  Debenture    Noncum.: Noncumulative
Conv.: Convertible                    Dep.:  Depository   Pref.:   Preferred
                                      Euro.: Eurobond     Sub.:    Subordinated

Foreign Currency Abbreviations

GBP: British Pound Sterling           CAD: Canadian Dollar     JPY: Japanese Yen
FRF: French Franc                     CHF: Swiss Franc         DEM: German Mark

Financial Highlights (Unaudited)
          Calamos Convertible Fund

Selected data for a share outstanding throughout the period are as follows:

                                                             Class A
                                -----------------------------------------------------------------
                                Six Months                                          Eleven Months
                                  Ended                                                 Ended
                                 Sept. 30,           Year Ended March 31,             March 31,
                                -----------------------------------------------------------------
                                   1998        1998         1997          1996           1995
                                -----------------------------------------------------------------
Net asset value, beginning
 of period                       $ 17.43     $ 14.68      $ 14.49       $ 12.41        $ 13.04
Income from investment
 operations:
Net investment income                .21         .49          .36           .40            .38
Net realized and
 unrealized gain (loss) on
 investments                       (1.85)       3.92         1.39          3.06           (.01)
                                -----------------------------------------------------------------
 Total from investment
  operations                       (1.64)       4.41         1.75          3.46            .37
                                -----------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                 (.22)       (.61)        (.45)         (.31)          (.32)
 Dividends from net realized
  capital gains                        -        (.95)       (1.11)        (1.07)          (.56)
 Dividends in excess of net
  realized capital gains               -           -            -             -           (.12)
 Distributions from paid in
  capital                              -        (.10)           -             -              -
                                -----------------------------------------------------------------
 Total distributions                (.22)      (1.66)       (1.56)        (1.38)         (1.00)
                                -----------------------------------------------------------------
Net asset value, end of
 period                          $ 15.57     $ 17.43      $ 14.68       $ 14.49        $ 12.41
                                =================================================================
Total return (a)                    (9.5%)      31.4%        12.9%         28.8%           3.2%
Ratios and supplemental data:
 Net assets, end of period
  (000)                          $63,227     $62,157      $35,950       $24,460        $16,646
 Ratio of expenses to
  average net assets                 1.5%*       1.4%         1.5%          1.5%           1.6%*
 Ratio of net investment
  income to average net
  assets                             2.4%*       3.3%         2.8%          3.0%           3.3%*
                                -----------------------------------------------------------------

                                                                    Class A
                                 ----------------------------------------------------------------------------


                                                             Year Ended April 30,
                                 ----------------------------------------------------------------------------
                                   1994          1993          1992          1991          1990         1989
                                 ----------------------------------------------------------------------------
Net asset value, beginning
 of period                       $ 13.96       $ 12.72       $ 11.39       $ 10.29       $ 10.73      $ 10.56
Income from investment
 operations:
Net investment income                .40           .42           .41           .49           .60          .59
Net realized and
 unrealized gain (loss) on
 investments                         .53          1.32          1.43          1.25          (.32)         .14
                                 ----------------------------------------------------------------------------
 Total from investment
  operations                         .93          1.74          1.84          1.74           .28          .73
                                 ----------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                 (.39)         (.40)         (.45)         (.52)         (.63)        (.56)
 Dividends from net realized
  capital gains                    (1.46)         (.10)            -             -             -            -
 Dividends in excess of net
  realized capital gains               -             -             -             -             -            -
 Distributions from paid in
  capital                              -             -          (.06)         (.12)         (.09)           -
                                 ----------------------------------------------------------------------------
 Total distributions               (1.85)         (.50)         (.51)         (.64)         (.72)        (.56)
                                 ----------------------------------------------------------------------------
Net asset value, end of
 period                          $ 13.04       $ 13.96       $ 12.72       $ 11.39       $ 10.29      $ 10.73
                                 ============================================================================
Total return (a)                     6.5%         14.0%         16.5%         17.7%          2.4%         7.2%
Ratios and supplemental data:
 Net assets, end of period
  (000)                          $17,023       $17,213       $16,940       $13,953       $18,664      $21,270
 Ratio of expenses to
  average net assets                 1.6%          1.7%          1.2%          1.2%          1.1%         1.1%
 Ratio of net investment
  income to average net
  assets                             2.8%          3.2%          3.4%          4.3%          5.5%         5.6%
                                 ----------------------------------------------------------------------------

                                                              Class C                                    Class I
                                           ---------------------------------------------     -------------------------------
                                            Six Months                      July 5, 1996      Six Months       June 25, 1997
                                               Ended         Year Ended       through            Ended            through
                                           September 30,     March 31,       March 31,       September 30,       March 31,
                                           ---------------------------------------------     -------------------------------
                                               1998             1998            1997             1998              1998
                                           ---------------------------------------------     -------------------------------
Net asset value, beginning
 of period                                    $ 17.38         $ 14.63         $ 13.87           $ 17.47           $ 15.88
Income from investment
 operations:
 Net investment income                            .22             .40             .30               .23               .37
 Net realized and
  unrealized gain (loss)
  on investments                                (1.90)           3.92            1.21             (1.83)             2.49
                                           ---------------------------------------------     -------------------------------
  Total from investment
   operations                                   (1.68)           4.32            1.51             (1.60)             2.86
                                           ---------------------------------------------     -------------------------------
Less distributions:
 Dividends from net
  investment income                              (.19)           (.52)           (.25)             (.25)             (.54)
 Dividends from net
  realized capital gains                            -            (.95)           (.50)                -              (.63)
 Distributions from paid in
  capital                                           -            (.10)              -                 -              (.10)
                                           ---------------------------------------------     -------------------------------
 Total distributions                             (.19)          (1.57)           (.75)             (.25)            (1.27)
                                           ---------------------------------------------     -------------------------------
Net asset value, end of
 period                                       $ 15.51         $ 17.38         $ 14.63           $ 15.62           $ 17.47
                                           =============================================     ===============================
Total return (a)                                (9.6%)           30.8%           11.1%            (9.1%)             18.8%
Ratios and supplemental
 data:
 Net assets, end of period
  (000)                                       $23,730         $14,358         $ 3,094           $30,340          $ 35,951
 Ratio of expenses to
  average net assets                              1.8%*           2.0%            2.0%*             0.8%*             0.9%*
 Ratio of net investment
  income to
  average net assets                              3.1%*           3.0%           2.7%*              2.5%*             2.9%*
                                           ---------------------------------------------------------------------------------

                                Six Months                                          Eleven Months
                                  Ended                                                 Ended
                                 Sept. 30,          Year Ended March 31,              March 31,
                                -----------------------------------------------------------------
                                   1998        1998         1997          1996           1995
                                -----------------------------------------------------------------
Portfolio turnover rate            45.0%        76.0%         52.3%         65.2%          42.1%
Average commission rate
 per share                       $.0681       $.0786        $.0610        $.0633         $.0936
                                -----------------------------------------------------------------

                                                             Year Ended April 30,
                                 ----------------------------------------------------------------------------
                                   1994          1993          1992          1991          1990         1989
                                 ----------------------------------------------------------------------------
Portfolio turnover rate             73.1%         73.1%          83.8%          63.2%      93.4%        84.7%
Average commission rate
 per share                         $.0952        $.1000        $.0966            N/A        N/A          N/A
                                 ----------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
*Annualized.

                See accompanying Notes to Financial Statements.

Financial Highlights (Unaudited)
          Calamos Growth and Income Fund

Selected data for a share outstanding throughout the period are as follows:

                                                                         Class A
                             -----------------------------------------------------------------------------------------------
                             Six Months                         Eleven Months                                      Sept. 22,
                               Ended                                Ended                                           1988 to
                              Sept. 30,    Year Ended March 31,   March 31,          Year Ended April 30,          April 30,
                             -----------------------------------------------------------------------------------------------
                                1998      1998     1997    1996     1995     1994    1993    1992    1991    1990    1989
                             -----------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                     $ 18.59   $ 15.52  $15.62  $12.68   $12.97   $13.90  $13.57  $11.54  $10.46  $10.49  $10.00
Income from investment
 operations:
  Net investment income            .20       .34     .34     .37      .35      .31     .35     .29     .31     .33     .38
  Net realized and
    unrealized gain (loss)
    on investments               (1.75)     5.14    1.52    3.70     (.02)     .34    1.97    2.02    1.09     .09     .49
                             -----------------------------------------------------------------------------------------------
    Total from investment
      operations                 (1.55)     5.48    1.86    4.07      .33      .65    2.32    2.31    1.40     .42     .87
                             -----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income             (.21)     (.41)   (.28)   (.42)    (.32)    (.29)   (.36)   (.28)   (.32)   (.28)   (.38)
  Dividends from net realized
    capital gains                    -     (2.00)  (1.68)   (.71)    (.30)   (1.29)  (1.63)      -       -    (.17)      -
                             -----------------------------------------------------------------------------------------------
  Total distributions             (.21)    (2.41)  (1.96)  (1.13)    (.62)   (1.58)  (1.99)   (.28)   (.32)   (.45)   (.38)
                             -----------------------------------------------------------------------------------------------
Net asset value, end of
  period                       $ 16.83   $ 18.59  $15.52  $15.62   $12.68   $12.97  $13.90  $13.57  $11.54  $10.46  $10.49
                             ===============================================================================================
Total return (a)                  (8.2%)    37.8%   12.9%   33.0%     2.8%     4.5%   18.8%   20.2%   13.4%    3.8%    9.0%
Ratios and supplemental
  data:
  Net assets, end of period
    (000)                      $13,737   $13,119  $8,408  $5,813   $3,853   $4,663  $3,655  $2,694  $1,821  $1,345  $  732
  Ratio of expenses to
    average net assets             1.8%*     2.0%    2.0%    2.0%*    2.0%*    2.0%    2.0%    2.0%    2.0%    2.0%    2.0%*
  Ratio of net investment
    income to average net
    assets                         2.3%*     2.0%    2.4%    2.6%     3.0%*    2.3%    2.6%    2.3%    2.9%    3.0%    4.8%*
                             -----------------------------------------------------------------------------------------------

                                                    Class C                                  Class I
                                 ---------------------------------------------    ------------------------------
                                  Six Months                    August 5, 1996     Six Months      September 18,
                                     Ended       Year Ended         through          Ended         1997 through
                                 September 30,    March 31,        March 31,      September 30,      March 31,
                                 ---------------------------------------------    ------------------------------
                                     1998           1998             1997             1998             1998
                                 ---------------------------------------------    ------------------------------
Net asset value, beginning
  of period                         $18.48         $15.50           $14.52           $18.61           $17.96
Income from investment
  operations:
  Net investment income                .16            .26              .26              .27              .22
  Net realized and
    unrealized gain (loss)
    on investments                   (1.73)          5.11             1.30            (1.77)            2.14
                                 ---------------------------------------------    ------------------------------
    Total from investment
      operations                     (1.57)          5.37             1.56            (1.50)            2.36
                                 ---------------------------------------------    ------------------------------
Less distributions:
  Dividends from net
    investment income                 (.18)          (.39)            (.25)            (.24)            (.38)
  Dividends from net
    realized capital gains               -          (2.00)            (.33)               -            (1.33)
                                 ---------------------------------------------    ------------------------------
  Total distributions                 (.18)         (2.39)            (.58)            (.24)           (1.71)
                                 ---------------------------------------------    ------------------------------
Net asset value, end of
  period                            $16.73         $18.48           $15.50           $16.86           $18.61
                                 =============================================    ==============================
Total return (a)                     (8.39%)         37.1%            10.8%           (7.94%)           14.4%
Ratios and supplemental
  data:
  Net assets, end of period
    (000)                           $1,752         $1,379           $  330           $1,689           $1,838
  Ratio of expenses to
    average net assets                 2.1%*          2.5%             2.5%*            1.1%*            1.5%
  Ratio of net investment
    income to
    average net assets                 2.0%*          1.5%             2.4%*            3.0%*            2.4%
                                 ---------------------------------------------    ------------------------------

                             -----------------------------------------------------------------------------------------------------
                               Six Months                             Eleven Months
                                  Ended                                   Ended
                                Sept. 30,      Year Ended March 31,     March 31,            Year Ended April 30,
                             -----------------------------------------------------------------------------------------------------
                                  1998       1998     1997     1996       1995       1994    1993    1992    1991    1990   1989
                             -----------------------------------------------------------------------------------------------------
Portfolio turnover rate            58.8%     115.5%    91.5%    86.4%     84.7%     155.2%  132.3%  111.6%  103.6%  103.0%  85.0%*
Average commission rate
 per share                       $.0771     $.0773   $.0609   $.0604     $.0924     $.1002  $.1010  $.1004     N/A    N/A     N/A
                             -----------------------------------------------------------------------------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0%, 0.0%, 0.1%,0.1%, 0.2%*, 0.1%, 0.5%, 0.5%, 1.7%, 2.3% and 8.4%* of
     average net assets, respectively.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(c) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0%, 0.0% and 0.6%* of average net assets, respectively for Class C shares, and 0.0% and 0.0% of average net assets for I shares, respectively.
*Annualized.    See accompanying Notes to Financial Statements.

Financial Highlights (Unaudited)
Calamos Strategic Income Fund

Selected data for a share outstanding throughout the period are as follows:

                                                                   Class A Shares
                            ------------------------------------------------------------------------------------------
                              Six Months                            Eleven Months                           Sept. 4,
                                Ended                                   Ended                               1990 to
                             September 30,    Year Ended March 31,    March 31,    Year Ended April 30,     April 30,
                            ------------------------------------------------------------------------------------------
                                1998        1998      1997     1996     1995     1994     1993      1992       1991
                            ------------------------------------------------------------------------------------------
Net asset value,
 beginning of period           $11.91      $10.81    $11.07   $10.13   $10.71   $10.96   $10.58   $10.60      $10.00
Income from
 investment operations:
  Net investment income           .14         .50       .50      .53      .40      .36      .39      .59         .40
  Net realized and
   unrealized gain
   (loss) on investments         (.12)       1.19       .29      .83     (.43)     .11      .79      .46         .61
                            ------------------------------------------------------------------------------------------
     Total from investment
      operations                  .02        1.69       .79     1.36     (.03)     .47     1.18     1.05        1.01
                            ------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income             (.14)       (.55)     (.68)    (.42)    (.36)    (.41)    (.41)    (.51)       (.40)
  Dividends from net
   realized capital gains           -        (.04)     (.37)       -     (.19)    (.31)    (.39)    (.56)       (.01)
                            ------------------------------------------------------------------------------------------
     Total distributions         (.14)       (.59)    (1.05)    (.42)    (.55)    (.72)    (.80)   (1.07)       (.41)
                            ------------------------------------------------------------------------------------------
Net asset value, end of
 period                        $11.79      $11.91    $10.81   $11.07   $10.13   $10.71   $10.96   $10.58      $10.60
                            ==========================================================================================
Total return (c)                 0.2%       15.7%      7.4%   13.60%    (0.2%)    4.2%    11.5%    10.5%       10.2%
Ratios and supplemental
 data:
  Net assets, end of
   period (000)                $1,657      $1,123    $1,317   $1,620   $2,211   $3,004   $2,522   $1,410      $  595
  Ratio of expenses to
   average net assets (a)(b)     2.2%*       2.1%      2.1%     2.2%     2.4%*    2.2%     2.3%     2.5%        2.6%*
  Ratio of net investment
   income to average net
   assets (a)                    2.5%*       3.9%      4.3%     4.6%     4.0%*    3.2%     3.9%     5.3%        6.6%*
                            ------------------------------------------------------------------------------------------
Portfolio turnover rate        144.5%      398.2%    152.5%    81.1%    59.9%    79.4%    73.8%    97.0%      108.9%*
Average commission rate
 per share                     $.0573      $.0813    $.0711   $.0636   $.0966   $.0997   $.1056   $.1200         N/A
                            ------------------------------------------------------------------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 5.1%, 4.1%, 3.0%, 1.6%, 1.1%*, 1.0%, 0.7%, 1.25% and 4.8%* of average net assets, respectively.
(b)  Includes 0.2%, 0.0%, 0.1%, 0.2%, 0.4%*, 0.2%, 0.3%, 0.5% and 0.6%*,
     respectively, related to dividend expenses on short positions.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
*Annualized.



                See accompanying Notes to Financial Statements.

Financial  Highlights (Unaudited)
           Calamos Growth Fund

Selected data for a share outstanding throughout the period are as follows:

                                                                             Class A
                             ------------------------------------------------------------------------------------------------------
                              Six Months                                   Eleven Months                                  Sept. 4,
                                Ended                                          Ended                                       1990 to
                             September 30,       Year Ended March 31,         March 31,        Year Ended April 30,       April 30,
                             ------------------------------------------------------------------------------------------------------
                                 1998         1998      1997      1996          1995         1994      1993      1992        1991
                             ------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                      $20.06      $ 17.04    $15.74    $14.18        $14.57       $13.95    $14.04    $12.48      $10.00
Income from investment
 operations:
 Net investment income
  (loss)                          (.14)        (.01)     (.09)     (.09)          .02          .01      (.02)     (.01)        .07
 Net realized and
  unrealized gain (loss) on
  investments                    (3.23)        8.53      3.14      4.69          (.28)        1.21       .20      1.60        2.50
                             ------------------------------------------------------------------------------------------------------
  Total from investment
   operations                    (3.37)        8.52      3.05      4.60          (.26)        1.22       .18      1.59        2.57
                             ------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                  -            -         -      (.07)            -         (.01)        -         -        (.08)
 Dividends from net
  realized capital gains                      (5.32)    (1.75)    (2.97)         (.13)        (.59)     (.27)     (.03)       (.01)
 Distributions from paid in
  capital                            -         (.18)        -         -             -            -         -         -           -
                             ------------------------------------------------------------------------------------------------------
  Total distributions                -        (5.50)    (1.75)    (3.04)         (.13)        (.60)     (.27)     (.03)       (.09)
                             ------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $16.69      $ 20.06    $17.04    $15.74        $14.18       $14.57    $13.95    $14.04      $12.48
                             ------------------------------------------------------------------------------------------------------
Total return (b)                (16.5%)       54.0%     19.1%     35.2%         (1.8%)        8.9%      1.4%     12.7%       25.8%
Ratios and supplemental
 data:
 Net assets, end of period
  (000)                         $9,258      $10,374    $6,635    $2,866        $1,791       $2,089    $1,861    $1,802      $  862
 Ratio of expenses to
  average net assets (a)         2.0%*         2.0%      2.0%      2.0%         2.0%*         2.0%      2.0%      2.0%       2.0%*
 Ratio of net investment
  income to average net
  assets (a)                     (1.4%)*      (1.5%)    (1.3%)    (0.8%)        0.2%*         0.1%     (0.1%)    (0.1%)      0.8%*

                                                Class C                                 Class I
                               ------------------------------------------    ------------------------------
                                                             September 3,         Six         September 18,
                                Six Months        Year          1996            Months            1997
                                   Ended          Ended        through           Ended          through
                               September 30,    March 31,     March 31,      September 30,      March 31,
                               ------------------------------------------    ------------------------------
                                   1998           1998          1997             1998             1998
                               ------------------------------------------    ------------------------------
Net asset value, beginning
 of period                        $ 19.85        $16.98        $17.63           $ 20.12           $24.32
Income from investment
 operations:
 Net investment income               (.13)         (.13)         (.07)             (.09)            (.11)
 Net realized and
  unrealized gain (loss) on
  investments                       (3.25)         8.50          1.07             (3.26)            1.07
                               ------------------------------------------    ------------------------------
  Total from investment
   operations                       (3.38)         8.37          1.00             (3.35)             .96
                               ------------------------------------------    ------------------------------
Less distributions:
 Dividends from net
  realized capital gains                -         (5.32)        (1.65)                -            (4.98)
 Distributions from paid in
  capital                               -          (.18)            -                 -             (.18)
                               ------------------------------------------    ------------------------------
  Total  distributions                  -         (5.50)        (1.65)                -            (5.16)
                               ------------------------------------------    ------------------------------
Net asset value, end of
 period                           $ 16.47        $19.85        $16.98           $ 16.77           $20.12
                               ==========================================    ==============================
Total return (b)                   (16.7%)        53.3%          5.4%            (16.3%)            6.4%
Ratios and supplemental
 data:
 Net assets, end of period
  (000)                           $    50        $   41        $    8           $ 1,258           $1,508
 Ratio of expenses to
  average net assets (c)            2.5%*          2.5%         2.5%*             1.5%*             1.5%
 Ratio of net investment
  income to average net
  assets (c)                        (1.9%)*       (2.0%)        (1.9%)*           (1.0%)*          (1.1%)

                              Six Months                                    Eleven Months                                  Sept. 4,
                                Ended                                           Ended                                       1990 to
                             September 30,       Year Ended March 31,          March 31,        Year Ended April 30,       April 30,
                             -------------------------------------------------------------------------------------------------------
                                 1998          1998      1997      1996          1995         1994      1993      1992       1991
                             -------------------------------------------------------------------------------------------------------
 Portfolio turnover rate        116.64%       206.1%    173.9%    252.4%        104.3%        87.3%     56.8%     47.3%     15.8%*
 Average commission rate
  per share                      $.0666       $.0662    $.0614    $.0608        $.0910       $.0996    $.1011    $.1098        N/A

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.5%, 0.3%, 0.7%, 1.2%, 1.6%*, 1.1%, 0.7%, 0.8%, and 4.5%* of average net assets, respectively.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(c) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.6%, 0.0% and 0.6%* of average net assets, respectively for Class C shares, and 0.4% and 0.0% of the average net assets for Class I shares.

*Annualized.


                See accompanying Notes to Financial Statements.

Financial Highlights (Unaudited)
Calamos Global Growth and Income Fund

Selected data for a share outstanding throughout the period are as follows:

                                                                    Class A
                                        --------------------------------------------------------------
                                          Six Months Ended         Year Ended      September 9, 1996
                                            September 30,           March 31,      through March 31,
                                        --------------------------------------------------------------
                                                1998                  1998               1997
                                        --------------------------------------------------------------
Net asset value, beginning of period          $  6.56               $  5.39            $  5.00
Income from investment operations:
  Net investment income                           .01                   .17                .04
  Net realized and unrealized gain
   (loss) on investments                         (.58)                 1.42                .36
                                        --------------------------------------------------------------
    Total from investment operations             (.57)                 1.59                .40
                                        --------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (.13)                 (.28)              (.01)
  Dividends from net realized capital
   gains                                            -                  (.14)                 -
                                        --------------------------------------------------------------
    Total distributions                                                (.42)              (.01)
                                        --------------------------------------------------------------
Net asset value, end of period                $  5.86               $  6.56            $  5.39
                                        ==============================================================
Total return (b)                                (8.4%)                30.3%               8.0%
Ratios and supplemental data:
  Net assets, end of period (000)             $ 5,807               $ 5,678            $ 2,926
  Ratio of expenses to average net
   assets (a)                                    2.0%*                 2.0%               2.0%*
  Ratio of net investment income to
   average net assets (a)                        2.4%*                 1.4%               1.8%*


                                         Class C                                   Class I
                            ---------------------------------------------------------------------------------------
                                Six Months                   September 24,        Six Months        September 18,
                                  Ended        Year Ended    1996 through           Ended           1997 through
                               September 30,   March 31,       March 31,         September 30,        March 31,
                            ---------------------------------------------------------------------------------------
                                   1998          1998            1997                1998               1998
                            ---------------------------------------------------------------------------------------
Net asset value, beginning
 of period                       $  6.53       $  5.37         $ 5.00              $  6.56            $  6.18
Income from investment
 operations:
  Net investment income              .02           .15            .03                  .01                .07
  Net realized and
   unrealized gain (loss)
   on investments                   (.60)         1.41            .35                 (.56)               .58
                            ---------------------------------------------------------------------------------------
     Total from investment
      operations                    (.58)         1.56            .38                 (.55)               .65
                            ---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income                (.11)         (.26)          (.01)                (.14)              (.17)
  Dividends from net
   realized capital gains              -          (.14)             -                    -               (.10)
                            ---------------------------------------------------------------------------------------
    Total distributions             (.11)         (.40)          (.01)                (.14)              (.27)
                            ---------------------------------------------------------------------------------------
Net asset value, end of
 period                          $  5.84       $  6.53         $ 5.37              $  5.87            $  6.56
                            =======================================================================================
Total return (b)                   (8.6%)        29.8%           7.6%                (8.1%)             10.9%
Ratios and supplemental
 data:
  Net assets, end of period
   (000)                         $   650       $   671         $  390              $   419            $   458
  Ratio of expenses to
   average net assets (a)           2.5%*         2.5%           2.5%*                1.5%*              1.5%*
Ratio of net investment
 income to average net
 assets (a)                         2.7%*         0.9%           1.6%*                4.1%*              1.9%*


                                          Six Months Ended         Year Ended      September 9, 1996
                                            September 30,           March 31,      through March 31,
                                        --------------------------------------------------------------
                                                1998                  1998               1997
                                        --------------------------------------------------------------
Portfolio turnover rate                         54.7%                 64.8%             160.4%*
Average commission rate per share              .0742%                $.0945            $.0758

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.1%, 1.0% and 1.8% of average net assets respectively, for A shares, 1.4%, 1.2%, and 1.8% for Class C shares, and .82% and 1.2% for Class I shares.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
* Annualized.



                See accompanying Notes to Financial Statements.

For shareholder assistance
24 hours
800.823.7386                                              [Artwork Appears Here]

To open an account or obtain information
800.823.7386

Visit our web-site
http://www.calamos.com

Investment Advisor
Calamos(R) Asset Management, Inc.
1111 E. Warrenville Road
Naperville, IL 60563-1493

Distributor
Calamos(R) Financial Services, Inc.
1111 E. Warrenville Road
Naperville, IL 60563-1493

Transfer Agent
First Data Corp.
Investor Services Group
P.O. Box 61503
King of Prussia, PA 19406-0903

Independent Auditors
Ernst & Young LLP
Chicago, IL

Legal Counsel
Bell, Boyd & Lloyd
Chicago, IL

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Calamos(R) Investment Trust

--------------------------------------------------------------------------------
This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after December 31, 1998, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos(R) Asset Management, Inc. only through September 30, 1998. The manager's views are subject to change at any time based on market and other conditions.